Loans and advances to customers	12 Months Ended
Dec. 31, 2022
Loans and advances to customers.
Loans and advances to customers

11. Loans and advances to customers

a)   Detail

The detail by classification of Loans and advances to customers in the consolidated balance sheets is as follows:

	12/31/2021	12/31/2022

Financial assets at fair value through profit or loss	10,000	19,207
Financial assets at fair value through other comprehensive income	4,056	946
Financial assets at amortized cost	736,997	797,716
	751,053	817,869
Of which:
Before allowance for impairment losses	772,088	839,521
Allowance for impairment losses	(21,035)	(21,652)
	751,053	817,869

As of December 31, 2021 and 2022, 6,261 million pesos and 6,530 million pesos, respectively, of Loans and advances to customers have been pledged in connection with financial derivatives traded in organized markets, and are classified as restricted assets within Loans and advances to customers (see Note 32).

Note 45.a includes a breakdown of the remaining maturity of Loans and advances to customers. Additionally, Note 45.d includes the fair value amounts of these assets classified as Loans and advances to customers – Financial assets at amortized cost.

b)   Breakdown

The following is a breakdown by loan type, borrower sector, geographical area of residence and interest rate of the Loans and advances to customers. This breakdown reflects the Bank’s exposure to credit risk in its core business, disregarding the allowance for impairment losses:

	12/31/2021	12/31/2022

By loan type:
Commercial, financial and industrial loans	344,684	362,069
Public sector loans	85,189	84,583
Mortgage loans	189,854	205,242
Reverse repurchase agreements	10,000	19,207
Installment loans to individuals -
Revolving consumer credit card loans	52,089	63,782
Non-revolving consumer loans	67,619	83,435
Impaired loans	22,653	21,203
	772,088	839,521
By borrower sector:
Public sector	85,256	84,583
Individuals	326,117	374,707
Communications and transportation	35,756	34,757
Construction	37,232	30,864
Manufacturing	52,176	53,302
Services	123,078	137,525
Tourism	18,278	20,840
Other sectors	94,195	102,943
	772,088	839,521
By geographical area:
Mexico	772,088	839,521
	772,088	839,521
By interest rate:
Fixed rate	359,178	332,396
Floating rate	412,910	507,125
	772,088	839,521

c)   Valuation adjustments for impairment of Loans and advances to customers

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost as of December 31, 2021:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	4,063	—	4,063	—	4,063
Of which:
Commercial, financial and industrial loans	4,063	—	4,063	—	4,063

Financial assets at amortized cost	698,089	37,283	735,372	22,653	758,025
Of which:
Commercial, financial and industrial loans	322,835	17,786	340,621	9,870	350,491
Public sector loans	83,788	1,401	85,189	67	85,256
Mortgage loans	178,822	11,032	189,854	9,725	199,579
Installment loans to individuals -	112,644	7,064	119,708	2,991	122,699
Revolving consumer credit card loans	48,556	3,533	52,089	1,328	53,417
Non-revolving consumer loans	64,088	3,531	67,619	1,663	69,282

(*) As of December 31, 2021, there were no POCI financial assets.

The following is a breakdown of the gross carrying amount Loans and advances to customers – Financial assets at amortized cost and Loans and advances to customers – Financial assets at fair value through other comprehensive income as of December 31, 2022:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	946	—	946	—	946
Of which:
Commercial, financial and industrial loans	946	—	946	—	946

Financial assets at amortized cost	752,073	46,092	798,165	21,203	819,368
Of which:
Commercial, financial and industrial loans	339,283	21,840	361,123	5,587	366,710
Public sector loans	84,583	—	84,583	—	84,583
Mortgage loans	193,339	11,903	205,242	11,867	217,109
Installment loans to individuals -	134,868	12,349	147,217	3,749	150,966
Revolving consumer credit card loans	58,196	5,586	63,782	1,175	64,957
Non-revolving consumer loans	76,672	6,763	83,435	2,574	86,009

(*) As of December 31, 2022, there were no POCI financial assets.

The following is a breakdown of the transfers of Loans and advances to customers – Financial assets at amortized cost between stages as of December 31, 2021:

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2021	620,543	70,531	21,909	712,983
Transfers:
Transfer from Stage 1 to Stage 2	(13,356)	13,356	—	—
Transfer from Stage 1 to Stage 3	(6,050)	—	6,050	—
Transfer from Stage 2 to Stage 3	—	(7,787)	7,787	—
Transfer from Stage 2 to Stage 1	20,699	(20,699)	—	—
Transfer from Stage 3 to Stage 2	—	2,013	(2,013)	—
Transfer from Stage 3 to Stage 1	1,102	—	(1,102)	—

Remaining in same Stage	(44,490)	(4,783)	19,608	(29,665)
Financial assets derecognized during the period other than write-offs	(274,147)	(17,278)	(3,311)	(294,736)
Originated financial assets	412,352	—	—	412,352
Write-offs	—	—	(26,477)	(26,477)
Other movements	(18,564)	1,930	202	(16,432)
As of December 31, 2021	698,089	37,283	22,653	758,025

The following is a breakdown of the transfers of Loans and advances to customers – Financial assets at amortized cost between stages as of December 31, 2022:

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2022	698,089	37,283	22,653	758,025
Transfers:
Transfer from Stage 1 to Stage 2	(23,492)	23,492	—	—
Transfer from Stage 1 to Stage 3	(6,921)		6,921	—
Transfer from Stage 2 to Stage 3	—	(6,508)	6,508	—
Transfer from Stage 2 to Stage 1	6,169	(6,169)	—	—
Transfer from Stage 3 to Stage 2	—	5,390	(5,390)	—
Transfer from Stage 3 to Stage 1	907	—	(907)	—

Remaining in same Stage (*)	(48,693)	(2,221)	13,515	(37,399)
Financial assets derecognized during the period other than write-offs	(202,136)	(5,204)	(2,985)	(210,325)
Originated financial assets	327,309	—	—	327,309
Write-offs	—	—	(19,169)	(19,169)
Other movements	841	29	57	927
As of December 31, 2022	752,073	46,092	21,203	819,368

(*) Includes mainly payments of principal and accrued interest.

Transfers between stages

●	The change in the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost that were transferred from Stage 2 to Stage 1 amounting 6,169 million pesos, resulted in a decrease in the allowance for impairment losses of 437 million pesos. The main driver of the change is the increase in the “Lifetime PD” used to determine the allowance for impairment losses.
●	The change in the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost that were transferred from Stage 3 to Stage 2 amounting 5,390 million pesos, result in a decrease in the allowance for impairment losses of 1,293 million pesos. The change is not significant because “Lifetime PD” is used to determine the allowance for impairment losses for both stages.
●	The change in the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost that were transferred from Stage 3 to Stage 1 amounting 907 million pesos, result in a decrease in the allowance for impairment losses of 67 million pesos. The main driver of the change is the use of a twelve-month PD instead of a “Lifetime PD”.
●	The gross carrying amount of financial instruments originated in 2022 that amounts to 327,309 million pesos, results in an increase in the allowance for impairment losses of 3,185 million pesos.

d)   Allowance for impairment losses

The changes in the allowance for impairment losses on Loans and advances to customers were as follows:

	2020	2021	2022

Beginning balance as of January 1	(21,970)	(25,551)	(21,035)

Impairment losses on financial assets at amortized cost (*)	(25,184)	(21,949)	(19,782)
Impairment losses on financial assets at fair value through other comprehensive income	—	(7)	—
Write-offs	21,590	26,477	19,169
Others	13	(5)	(4)
Balance at year-end	(25,551)	(21,035)	(21,652)

Of which:
By geographical location of risk:
Mexico	(25,551)	(21,035)	(21,652)

(*)

The amount of Impairment losses on financial assets at amortized cost presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 3,453 million pesos in 2020, 2,720 million pesos in 2021 and 3,699 million pesos in 2022.

The post-model adjustments or overlays recognized within the allowance for impairment losses as of December 31, 2020, are as follows:

	Allowance for impairment losses
	IFRS 9 Model	Macroeconomic overlay	Impairment overlay	Total	Total Overlay to IFRS 9 Model

Financial assets at amortized cost	(24,093)	(613)	(845)	(25,551)	6%
Of which:
Commercial, financial and industrial loans	(7,757)	(558)	(572)	(8,887)	15%
Public sector loans	(14)	(1)	—	(15)	7%
Mortgage loans	(4,108)	30	—	(4,078)	(1)%
Installment loans to individuals -	(12,214)	(84)	(273)	(12,571)	3%
Revolving consumer credit card loans	(6,010)	(67)	(273)	(6,350)	6%
Non-revolving consumer loans	(6,204)	(17)	—	(6,221)	0%

During 2021, the macroeconomic and impairment overlays were consumed or reversed; accordingly, there are no post-model adjustments or overlays as of December 31, 2021.

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at fair value through other comprehensive income
Of which:
Commercial, financial and industrial loans	(7)	—	—	(7)	—

Financial assets at amortized cost	(5,764)	(5,149)	(10,115)	(21,028)	(26,477)
Of which:
Commercial, financial and industrial loans	(1,715)	(1,509)	(4,899)	(8,123)	(9,259)
Public sector loans	(66)	—	(58)	(124)	—
Mortgage loans	(640)	(991)	(2,873)	(4,504)	(1,572)
Installment loans to individuals -	(3,343)	(2,649)	(2,285)	(8,277)	(15,646)
Revolving consumer credit card loans	(1,498)	(1,338)	(1,016)	(3,852)	(8,396)
Non-revolving consumer loans	(1,845)	(1,311)	(1,269)	(4,425)	(7,250)

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2022:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at amortized cost	(7,013)	(6,541)	(8,098)	(21,652)	(19,169)
Of which:
Commercial, financial and industrial loans	(1,377)	(1,385)	(2,769)	(5,531)	(5,130)
Public sector loans	(38)	—	—	(38)	—
Mortgage loans	(676)	(809)	(2,749)	(4,234)	(2,894)
Installment loans to individuals -	(4,922)	(4,347)	(2,580)	(11,849)	(11,145)
Revolving consumer credit card loans	(2,020)	(2,060)	(780)	(4,860)	(5,670)
Non-revolving consumer loans	(2,902)	(2,287)	(1,800)	(6,989)	(5,475)

The contractual amount outstanding of Loans and advances to customers written-off during 2022 that are still subject to enforcement activities, amounts to 19,169 million pesos.

The following is a breakdown of the transfers of the allowance for impairment losses of Loans and advances to customers between stages as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	6,215	8,902	10,434	25,551

As of January 1, 2021
Transfers:
Transfer from Stage 1 to Stage 2	(346)	2,211	—	1,865
Transfer from Stage 1 to Stage 3	(183)	—	2,977	2,794
Transfer from Stage 2 to Stage 3	—	(712)	2,636	1,924
Transfer from Stage 2 to Stage 1	387	(1,976)	—	(1,589)
Transfer from Stage 3 to Stage 2	—	332	(443)	(111)
Transfer from Stage 3 to Stage 1	34	—	(113)	(79)

Financial assets derecognized during the period other than write-offs	(906)	1,087	2,930	3,111
Contracts remaining at the same stage	(1,986)	(4,767)	17,921	11,168
Write-offs	—	—	(26,477)	(26,477)
Originated financial assets	2,741	—	—	2,741
Foreign exchange and other movements	(185)	72	250	137

As of December 31, 2021	5,771	5,149	10,115	21,035

The following is a breakdown of the transfers of the allowance for impairment losses of Loans and advances to customers between stages as of December 31, 2022:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	5,771	5,149	10,115	21,035

As of January 1, 2022
Transfers:
Transfer from Stage 1 to Stage 2	(511)	3,409	—	2,898
Transfer from Stage 1 to Stage 3	(257)	—	2,800	2,543
Transfer from Stage 2 to Stage 3	—	(980)	1,620	640
Transfer from Stage 2 to Stage 1	90	(527)	—	(437)
Transfer from Stage 3 to Stage 2	—	277	(1,570)	(1,293)
Transfer from Stage 3 to Stage 1	20	—	(87)	(67)

Financial assets derecognized during the period other than write-offs	(1,203)	(534)	9,807	8,070
Contracts remaining at the same stage	(121)	(282)	4,582	4,179
Write-offs	—	—	(19,169)	(19,169)
Originated financial assets	3,185	—	—	3,185
Foreign exchange and other movements	39	29	—	68

As of December 31, 2022	7,013	6,541	8,098	21,652

e)   Impaired loans

The breakdown of the changes in the balance of Loans and advances to customers – Financial assets at amortized cost that are credit-impaired is as follows:

	2020	2021	2022

Beginning balance	17,952	21,909	22,653
Additions	37,216	32,526	27,001
Transfers to performing loans	(11,669)	(5,305)	(9,282)
Written-off loans	(21,590)	(26,477)	(19,169)
Balance at year-end	21,909	22,653	21,203

The breakdown between no past due and past due as of December 31, 2021 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	6,689	1,434	676	808	330	9,937
Mortgage loans	2,194	1,764	965	751	4,051	9,725
Installment loans to individuals
Of which:
Revolving consumer credit card loans	451	877	—	—	—	1,328
Non-revolving consumer loans	414	1,243	5	1	—	1,663
	9,748	5,318	1,646	1,560	4,381	22,653

The breakdown between no past due and past due as of December 31, 2022 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired, is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	3,691	1,470	156	46	224	5,587
Mortgage loans	5,793	1,705	669	581	3,119	11,867
Installment loans to individuals
Of which:
Revolving consumer credit card loans	614	561	—	—	—	1,175
Non-revolving consumer loans	1,086	1,487	1	—	—	2,574
	11,184	5,223	826	627	3,343	21,203

f)    Renegotiated loans

The Bank sometimes makes concessions or modifications to the original terms of loans as a response to the customer’s financial difficulties, rather than taking possession or to enforce otherwise collection of collateral.

Renegotiated loans include restructured or refinancing transactions of performing loans and credit-impaired loans, as contractual terms of a loan may be modified due to not only concerns about the customer’s ability to meet contractual payments, but also for customer retention purposes and other factors not related to current or potential credit deterioration of the customer.

A restructured transaction is a transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the customer, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the customer is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.

A refinancing transaction is a transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the customer, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the customers of the cancelled or refinanced transactions to repay their debt (principal and interest)

because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.

A breakdown of renegotiated loans during the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the Year Ended 12/31/2020				For the Year Ended 12/31/2021				For the Year Ended 12/31/2022
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	2,158	—	912	3,070	5,918	—	4,299	10,217	7,978	—	2,549	10,527
Mortgage loans	356	—	329	685	217	—	356	573	159	—	157	316
Installment loans to individuals	1,627	—	272	1,899	380	—	1,183	1,563	977	—	510	1,487
	4,141	—	1,513	5,654	6,515	—	5,838	12,353	9,114	—	3,216	12,330
Percentage	73%	—	27%	100%	53%	—	47%	100%	74%	—	26%	100%

Credit-impaired loans that are renegotiated continue to be classified as impaired loans until the sustained payment criteria and other considerations are reached as described in Note 2.g.

The types of terms that are typically renegotiated include: (a) modifications to the contractual terms of loans, such as payment terms, interest rates and currency, or (b) modifications to the guarantees that cover the loans.

See Note 48 b) 1.7 Recovery and collections management for additional information regarding renegotiated loans.

g)   Modification on financial instruments in the context of COVID-19 pandemic

During 2020, the relief measures contained in the Support Program resulted in a modification to the contractual terms of the loans subject to the Support Program, that did not result in derecognition of the financial assets under IFRS 9.

The breakdown of Gains/(losses) on modification of financial assets (net) recognized in the consolidated income statement as of December 31, 2020 is as follows:

2020

Commercial, financial and industrial loans	(605)
Mortgage loans	(224)
Installment loans to individuals -
Non-revolving consumer loans	(914)
(1,743)

h)    Maximum exposure to credit risk and credit quality information

Maximum exposure to credit risk

The tables below represent the Bank’s maximum exposure to credit risk by class of financial instrument (except for hedging financial derivatives) and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments. The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized in the consolidated balance sheet subject to credit risk and the nominal amounts for off-balance sheet commitments.

Where available, collaterals are presented at fair value; for other collaterals, such as real estate and other assets, best estimates of fair value are used. Other credit enhancements such as guarantees are included at their nominal amounts.

Collateral or guarantees are credit enhancements in the form of an asset or third-party obligation that serve to mitigate the inherent risk of credit loss in an exposure, by either substituting the borrower default risk or improving recoveries in the event of a default. The Bank’s collateral or guarantees are contractual and are typically classified as follows:

●	Financial and other collateral, which enables the Bank to recover all or part of the outstanding exposure by liquidating the collateral asset provided in cases where the borrower is unable or unwilling to fulfill its primary obligations. Cash collateral, securities (debt or equity instruments), collection rights, inventory, equipment and real estate are included in this category:
-	Cash collateral received - cash collateral requested from financial and corporate customers to secure the payments in OTC financial derivatives transactions.
-	Collateralized by securities - collateral to secure the payments in repurchase agreements and reverse repurchase agreements transactions.
-	Collection rights - highly liquid and realizable guarantees, which are mainly comprised of standby letters and pledges on funds and securities.
-	Real estate.
●	Guarantees, which complement the customer’s ability to fulfill its obligation under the legal contract and, as such, is provided by third parties in the form of individual guarantee by endorsement or co-signers, where individuals or companies act as guarantors of the loan transaction.

Collaterals and other credit enhancements related to the commercial loan portfolio are subject to at least an annual review. In the case of guarantees, the guarantor’s ability to perform under the guarantee contract is reviewed through an analysis of the financial position of the customer and the guarantor. There are cases where the Bank has attempted to seek recovery through the execution of a third-party guarantee and has been denied such recovery. Please see Note 2.g for an explanation of how the credit ratings of guarantors affect our allowance for impairment losses.

For the retail loan portfolio, a review of its collaterals and other credit enhancements is performed on a periodic basis depending on the history of the payment performance of the borrower.

For the real estate collaterals, appraisals are obtained as of the date of origination of the loans and when the loan is classified as impaired.

See Note 48.b) 4.3 Credit risk mitigation techniques, for additional information regarding credit risk mitigation.

The breakdown is as follows:

		12/31/2021
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	290,365	195,268	95,097	26,919	68,178	—	—	—
Financial assets at fair value through other comprehensive income	390,974	390,974	—	—	—	—	—	—
Financial assets at amortized cost:	758,025	222,505	535,520	—	—	90,584	200,815	15,039
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	758,025	222,505	535,520	—	—	90,584	200,815	15,039
Commercial, financial and industrial loans	350,491	88,047	262,444	—	—	53,290	21,136	15,039
Public sector loans	85,256	27,762	57,494	—	—	34,763	—	—
Mortgage loans	199,579	2,290	197,289	—	—	2,501	161,422	—
Installment loans to individuals:
Revolving consumer credit card loans	53,417	53,417	—	—	—	—	—	—
Non-revolving consumer loans	69,282	50,989	18,293	—	—	30	18,257	—
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	91,329	91,329	—	—	—	—	—	—
	1,530,693	900,076	630,617	26,919	68,178	90,584	200,815	15,039
(1)	Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.
(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2022
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	359,065	208,265	150,800	26,861	123,939	—	—	—
Financial assets at fair value through other comprehensive income	313,906	313,906	—	—	—	—	—	—
Financial assets at amortized cost:	—	—	—	—	—	15,391	319,879	3,290
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	—	—	—	—	—	15,391	319,879	3,290
Commercial, financial and industrial loans	366,710	86,996	279,714	—	—	11,617	86,858	3,155
Public sector loans	84,583	21,785	62,798	—	—	—	-	—
Mortgage loans	217,109	2,586	214,523	—	—	—	—	—
Installment loans to individuals:
Revolving consumer credit card loans	64,957	64,957	—	—	—	—	—	—
Non-revolving consumer loans	86,009	60,359	25,650	—	—	3,774	233,021	135
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	—	—	—	—	—	—	—	—
	672,971	522,171	150,800	26,861	123,939	15,391	319,879	3,290
(1)	Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.
(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Credit quality information

For commercial loans (except small and medium-sized enterprises or SME) and public sector loans, in order to achieve equivalent internal ratings in the different models available and to make them comparable with the external ratings of rating agencies, the Bank has developed a master rating scale. The equivalence is established through the PD associated with each rating. “Internally calibrated PDs” are compared against the default rates associated with the external ratings, which are published periodically by rating agencies. The internal rating scale and mapping with external ratings are as follows:

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	Aaa	AAA
9.2	Aa1	AA+
9.0	Aa2	AA
8.6	Aa3	AA-
8.1	A1	A+
7.7	A2	A
7.3	A3	A-
6.7	Baa1	BBB+
6.1	Baa2	BBB
5.6	Baa3	BBB-
5.0	Ba1	BB+
4.4	Ba2	BB
3.9	Ba3	BB-
3.3	B1	B+
2.7	B2	B
2.2	B3	B-
1.6	Caa1	CCC
1.0	Ca	CC

For commercial loans to small and medium-sized enterprises (SME), mortgage loans and installment loans to individuals (revolving credit card consumer loans and non-revolving consumer loans), expected credit losses are calculated using statistical methods without considering internal ratings. However, based on criteria set forth by the CNBV and a combination of internal scorecards, customer’s financial information and qualitative criteria, ratings are assigned as follows:

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

Credit quality information by rating category

The tables below represent the classification by rating category of commercial loans (except SME) and public sector loans and their related guarantees and loan commitments not recognized in the consolidated balance sheet:

	12/31/2021
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	1,623	11,593	31,990	39,440	72,625	79,781	25,216	8,934	5,643	2,361	386	1,041	118	101	14,391	295,243
Public sector loans	—	—	—	—	—	—	9,069	20,912	4,877	7,600	37,876	4,862	—	—	67	—	—	—	—	—	85,263
	—	—	—	—	—	1,623	20,662	52,902	44,317	80,225	117,657	30,078	8,934	5,643	2,428	386	1,041	118	101	14,391	380,506

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	518	—	—	2,940	14,668	3,521	8,066	13,690	7,372	2,621	1,744	72	878	4	—	—	—	—	—	829	56,923
Loan commitments	—	—	—	1	863	186	29	297	3,795	10,579	6,352	826	3	1,021	62	—	23	—	—	494	24,531
	518	—	—	2,941	15,531	3,707	8,095	13,987	11,167	13,200	8,096	898	881	1,025	62	—	23	—	—	1,323	81,454
	518	—	—	2,941	15,531	5,330	28,757	66,889	55,484	93,425	125,753	30,976	9,815	6,668	2,490	386	1,064	118	101	15,714	461,960

	12/31/2022
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	17	8,898	46,807	42,193	44,885	69,468	48,240	19,490	7,577	6,688	7,152	1,237	1,079	195	588	9,825	314,339
Public sector loans	—	—	—	—	—	—	13,995	18,495	9,296	3,673	34,351	1,761	3,013	—	—	—	—	—	—	—	84,584
	—	—	—	—	17	8,898	60,802	60,688	54,181	73,141	82,591	21,251	10,590	6,688	7,152	1,237	1,079	195	588	9,825	398,923

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	493	—	—	2,738	16,668	12,789	10,067	16,796	6,529	3,046	1,194	4,020	—	—	—	500	3	—	—	475	75,318
Loan commitments	—	—	—	38	1,078	415	1,229	8,754	7,488	3,519	1,667	1,430	164	60	674	15	—	2	623	503	27,659
	493	—	—	2,776	17,746	13,204	11,296	25,550	14,017	6,565	2,861	5,450	164	60	674	515	3	2	623	978	102,977
	493	—	—	2,776	17,763	22,102	72,098	86,238	68,198	79,706	85,452	26,701	10,754	6,748	7,826	1,752	1,082	197	1,211	10,803	501,900

The tables below represent the classification by rating category of commercial loans (SME), mortgage loans, revolving consumer credit card loans and non-revolving consumer loans and their related commitments not recognized in the consolidated balance sheet:

	12/31/2021
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	42,503	4,625	1,280	1,216	2,216	1,140	626	1,784	494	—	55,884
Mortgage loans	142,698	7,628	6,759	14,994	2,071	5,031	5,815	5,297	3,548	—	193,841
Revolving consumer credit card loans	15,144	19,831	6,711	1,939	1,419	2,653	2,260	2,388	1,061	—	53,406
Non-revolving consumer loans	25,365	5,316	18,785	7,352	3,599	2,262	2,135	889	2,701	—	68,404
	225,710	37,400	33,535	25,501	9,305	11,086	10,836	10,358	7,804	—	371,535

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	45,805	9,709	1,938	832	592	656	505	257	134	—	60,428
Guarantees	66	—	—	—	—	—	—	—	—	—	66
Loan commitments	—	—	—	—	—	—	—	—	—	—	—
	45,871	9,709	1,938	832	592	656	505	257	134	—	60,494
	271,581	47,109	35,473	26,333	9,897	11,742	11,341	10,615	7,938	—	432,029

	12/31/2022
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	31,683	10,255	1,668	835	2,694	1,096	697	1,809	506	—	51,243
Mortgage loans	173,202	10,483	5,998	3,667	1,233	3,806	6,172	4,795	1,452	—	210,808
Revolving consumer credit card loans	18,487	24,566	8,026	2,325	1,691	2,890	2,643	2,817	904	—	64,349
Non-revolving consumer loans	33,280	5,470	24,082	9,212	3,685	2,474	2,419	1,141	2,993	—	84,756
	256,652	50,774	39,774	16,039	9,303	10,266	11,931	10,562	5,855	—	411,156

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	54,908	11,316	2,196	1,072	682	738	658	342	177	—	72,089
Guarantees	—	—	—	—	—	—	—	—	—	—	—
Loan commitments	64	32	4	—	—	—	7	—	—	—	107
	54,972	11,348	2,200	1,072	682	738	665	342	177	—	72,196
	311,624	62,122	41,974	17,111	9,985	11,004	12,596	10,904	6,032	—	483,352

i)    Securitization

Loans and advances to customers includes the securitized loans transferred to third parties on which the Bank has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable IFRS, cannot be derecognized. As of December 31, 2021 and 2022, there were no securitized loans retained in the consolidated balance sheet related to securitized mortgage assets.

Securitization is used as a tool for diversifying the Bank’s liquidity sources. The Bank had not performed any securitization in 2020, 2021 and 2022. This securitization corresponds to a transaction performed by the merged entity Santander Vivienda in 2006.